VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Communication Services: 2.4%
21,000		Nexstar Media Group, Inc.	$2,148,510	1.4
145,000	(1)	Vonage Holdings Corp.	1,638,500	1.0
			3,787,010	2.4

		Consumer Discretionary: 10.3%
33,000		Aarons, Inc.	2,120,580	1.3
39,500	(1)	Adtalem Global Education, Inc.	1,504,555	1.0
68,000		American Eagle Outfitters, Inc.	1,102,960	0.7
35,000		Brinker International, Inc.	1,493,450	0.9
19,700		Childrens Place, Inc./The	1,516,703	1.0
14,500		Dine Brands Global, Inc.	1,099,970	0.7
27,000	(1)	Genesco, Inc.	1,080,540	0.7
67,000		KB Home	2,278,000	1.4
44,000	(1)	PlayAGS, Inc.	452,320	0.3
44,500	(1)	Sally Beauty Holdings, Inc.	662,605	0.4
15,600	(1)	TopBuild Corp.	1,504,308	1.0
16,500	(1)	Visteon Corp.	1,361,910	0.9
			16,177,901	10.3

		Consumer Staples: 2.4%
74,000	(1)	BJ's Wholesale Club Holdings, Inc.	1,914,380	1.2
34,000	(1)	TreeHouse Foods, Inc.	1,885,300	1.2
			3,799,680	2.4

		Energy: 4.8%
20,000		Arch Coal, Inc.	1,484,000	0.9
215,800	(1)	Callon Petroleum Co.	936,572	0.6
42,500		Delek US Holdings, Inc.	1,542,750	1.0
228,000	(1)	Oasis Petroleum, Inc.	788,880	0.5
120,700		Patterson-UTI Energy, Inc.	1,031,985	0.7
23,000		Scorpio Tankers, Inc.	684,480	0.4
65,600		SM Energy Co.	635,664	0.4
205,000	(1)	Southwestern Energy Co.	395,650	0.3
			7,499,981	4.8

		Financials: 27.6%
32,000		American Equity Investment Life Holding Co.	774,400	0.5
44,500		Ameris Bancorp.	1,790,680	1.1
28,500		Amerisafe, Inc.	1,884,135	1.2
31,000		Argo Group International Holdings Ltd.	2,177,440	1.4
72,000		Atlantic Union Bankshares Corp.	2,681,640	1.7
51,000	(1)	Axos Financial, Inc.	1,410,150	0.9
45,900		Blackstone Mortgage Trust, Inc.	1,645,515	1.1
53,000		Cathay General Bancorp.	1,840,955	1.2
41,500		Community Bank System, Inc.	2,560,135	1.6
47,000		Hancock Whitney Corp.	1,799,865	1.1
69,100		Heritage Commerce Corp.	812,270	0.5
49,000		Heritage Financial Corp.	1,321,040	0.8
41,000		Houlihan Lokey, Inc.	1,849,100	1.2
29,000		Independent Bank Corp.	2,164,850	1.4
39,000		Invesco Mortgage Capital, Inc.	597,090	0.4
145,000	(1)	MBIA, Inc.	1,338,350	0.9
157,000		MGIC Investment Corp.	1,975,060	1.3
44,000		OceanFirst Financial Corp.	1,038,400	0.7
56,500		Pacific Premier Bancorp, Inc.	1,762,235	1.1
58,000		Renasant Corp.	2,030,580	1.3
57,000		Sandy Spring Bancorp, Inc.	1,921,470	1.2
95,000		SLM Corp.	838,375	0.5
63,500		TCF Financial Corp.	2,417,445	1.5
29,500		UMB Financial Corp.	1,905,110	1.2
38,000		Virtu Financial, Inc.	621,680	0.4
48,000		WSFS Financial Corp.	2,116,800	1.4
			43,274,770	27.6

		Health Care: 4.6%
23,200	(1)	Alder Biopharmaceuticals, Inc.	437,552	0.3
63,000	(1)	Horizon Therapeutics Plc	1,715,490	1.1
44,000	(1)	Immunomedics, Inc.	583,440	0.4
15,700	(1)	LHC Group, Inc.	1,782,892	1.1
23,000	(1)	Merit Medical Systems, Inc.	700,580	0.5
111,462	(1)	R1 RCM, Inc.	995,356	0.6
19,000	(1)	Syneos Health, Inc.	1,010,990	0.6
			7,226,300	4.6

		Industrials: 14.3%
16,500		Armstrong World Industries, Inc.	1,595,550	1.0
80,500	(1)	Covenant Transportation Group, Inc.	1,323,420	0.9
92,000	(1)	Evoqua Water Technologies Corp.	1,565,840	1.0
39,000		Granite Construction, Inc.	1,253,070	0.8
59,543	(1)	Hertz Global Holdings, Inc.	824,075	0.5
24,500		ICF International, Inc.	2,069,515	1.3
29,000		Kennametal, Inc.	891,460	0.6
42,500		Kforce, Inc.	1,607,988	1.0
23,800		Korn Ferry	919,632	0.6
37,000	(1)	Mastec, Inc.	2,402,410	1.6
46,000	(1)	Navistar International Corp.	1,293,060	0.8
98,000	(1)	NOW, Inc.	1,124,060	0.7
32,000		Skywest, Inc.	1,836,800	1.2
13,200	(1)	Spirit Airlines, Inc.	479,160	0.3
115,000	(1)	Sunrun, Inc.	1,921,075	1.2
38,000		Triton International Ltd./Bermuda	1,285,920	0.8
			22,393,035	14.3

		Information Technology: 11.1%
113,000	(1)	Avaya Holdings Corp.	1,155,990	0.7
28,000	(1)	Ciena Corp.	1,098,440	0.7
92,000		Cohu, Inc.	1,242,460	0.8
42,000		Entegris, Inc.	1,976,520	1.3

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
62,000		KBR, Inc.	$1,521,480	1.0
59,000		Kulicke & Soffa Industries, Inc.	1,385,320	0.9
30,000	(1)	Lumentum Holdings, Inc.	1,606,800	1.0
36,000	(1)	MACOM Technology Solutions Holdings, Inc.	773,820	0.5
19,500		Science Applications International Corp.	1,703,325	1.1
19,500		SYNNEX Corp.	2,201,550	1.4
27,500	(1)	Verint Systems, Inc.	1,176,450	0.7
117,000	(1)	Viavi Solutions, Inc.	1,638,585	1.0
			17,480,740	11.1

		Materials: 5.2%
44,515	(1)	Allegheny Technologies, Inc.	901,429	0.6
19,500		Boise Cascade Co.	635,505	0.4
33,500		Carpenter Technology Corp.	1,730,610	1.1
197,000		Cleveland-Cliffs, Inc.	1,422,340	0.9
82,000	(1)	Livent Corp.	548,580	0.3
29,300		Materion Corp.	1,797,848	1.1
72,000		Orion Engineered Carbons SA	1,203,120	0.8
			8,239,432	5.2

		Real Estate: 8.6%
41,000		American Assets Trust, Inc.	1,916,340	1.2
63,000		Brandywine Realty Trust	954,450	0.6
48,000		CoreCivic, Inc.	829,440	0.5
66,000		First Industrial Realty Trust, Inc.	2,610,960	1.7
46,000		Hudson Pacific Properties, Inc.	1,539,160	1.0
75,000		Mack-Cali Realty Corp.	1,624,500	1.0
12,400		PS Business Parks, Inc.	2,256,180	1.5
123,000		Sunstone Hotel Investors, Inc.	1,690,020	1.1
			13,421,050	8.6

		Utilities: 6.4%
44,000		New Jersey Resources Corp.	1,989,680	1.3
18,500		ONE Gas, Inc.	1,778,035	1.1
30,000		PNM Resources, Inc.	1,562,400	1.0
31,000		Portland General Electric Co.	1,747,470	1.1
43,000		South Jersey Industries, Inc.	1,415,130	0.9
17,000		Southwest Gas Holdings, Inc.	1,547,680	1.0
			10,040,395	6.4

	Total Common Stock (Cost $138,110,429)		153,340,294	97.7

SHORT-TERM INVESTMENTS: 2.2%
		Mutual Funds: 2.2%
3,510,483	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.860% (Cost $3,510,483)	$3,510,483	2.2

	Total Short-Term Investments (Cost $3,510,483)		3,510,483	2.2

	Total Investments in Securities (Cost $141,620,912)		$156,850,777	99.9
	Assets in Excess of Other Liabilities		102,412	0.1
	Net Assets		$156,953,189	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of September 30, 2019.

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$153,340,294	$–	$–	$153,340,294
Short-Term Investments	3,510,483	–	–	3,510,483
Total Investments, at fair value	$156,850,777	$–	$–	$156,850,777

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

  Cost for federal income tax purposes was $141,622,143.

  Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$29,764,363
Gross Unrealized Depreciation	(14,535,729)

Net Unrealized Appreciation	$15,228,634